Sale of Branch - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disposal Group [Line Items]
Deposits	$ 20,074	$ 20,074	$ 0	$ 0
Deposit premium	414	414	0	0
Sale of asset	1,233	1,473	0	0
Reduction in goodwill	254	254	0	0
Reduction in core deposit intangibles	119	(119)	0	0
Gain recognized on sale of branch	$ 38	$ 38	$ 0	$ 0